Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events
Subsequent Events

14. Subsequent Events

For its unaudited interim financial statements as of September 30, 2020 and the nine-month period then ended, the Company has evaluated the effects of subsequent events through November 17, 2020, which is the date that these unaudited interim financial statements were available to be issued.

In October 2020, the Company amended its certificate of incorporation to increase the number of Class A shares authorized for issuance from 110 million to 125 million shares.

Events subsequent to the original issuance of unaudited interim financial statements

On December 16, 2020, FEAC consummated the previously announced business combination pursuant to the terms of the merger agreement dated as of September 1, 2020.

In connection with the closing of the business combination, the Company granted to the Company's Chief Executive Officer options to purchase 9,960,000 shares of New Skillz Class B common stock and to the Chief Revenue Officer options to purchase 2,040,000 shares of New Skillz Class A common stock. The options shall vest and become exercisable based on the attainment of certain stock price targets of the New Skillz Class A common stock following the grant date. The exercise price of such options is $17.68, the closing price of the New Skillz Class A common stock on December 16, 2020.

14. Subsequent Events

The Company evaluated subsequent events through September 4, 2020, which is the date these financial statements were available to be issued.

In April and May 2020, the Company received $65.0 million in cash proceeds from the issuance of redeemable convertible Series E preferred stock to private investors at a price per share of $32.208. A subsequent closing of Series E preferred financing is scheduled to take place in September 2020. Terms of the redeemable convertible Series E preferred financing are consistent with those of the redeemable convertible Series D‑1 preferred stock.

In May 2020, certain existing and new investors acquired $10.0 million of outstanding Class B common stock from employees. The Company will recognize $3.4 million in stock-based compensation expense.

In June 2020, the Company paid the $10.0 million outstanding principal amount related to the 2019 Mezzanine Loan, plus all accrued and unpaid interest.

In September 2020, the Company entered into a merger agreement (“Merger”) with Flying Eagle Acquisition Corp., a special purpose acquisition company (“FEAC”), whereby the Company will merge with a subsidiary of FEAC, with Skillz surviving the merger as a wholly-owned subsidiary of FEAC. In connection with the Merger, the Chief Executive Officer chose to waive his Executive grant acceleration rights that permits 100% of his then-outstanding shares to vest upon the consummation of an Exit Transaction.